Warrant Derivative	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Warrant Derivative	Warrant Derivative
On August 16, 2019, pursuant to an underwritten public offering, 4,619,773 units were sold at a purchase price of US$0.81 per unit for gross proceeds of US$3,742,016. Each unit included one common share and one common share purchase warrant (see Note 9). Each common share purchase warrant entitled the holder to purchase one common share at an exercise price of US$0.90 until August 16, 2024.

Under IFRS 9 Financial Instruments and IAS 32 Financial Instruments: Presentation, warrants with an exercise price denominated in a currency that differs from an entity's functional currency are treated as a derivative measured at fair value with subsequent changes in fair value accounted for through profit and loss. Our warrants with an exercise price of US$0.90 meet this requirement and we have presented the fair value of these warrants as a current liability on the consolidated statement of financial position. As these warrants are exercised, the fair value at the date of exercise and the associated non-cash liability will be included in our share capital along with the proceeds from the exercise. If these warrants expire, the non-cash warrant liability is reversed through the consolidated statement of loss and comprehensive loss. There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the warrant derivative or when warrants expire unexercised.

A reconciliation of the change in fair value of the warrant derivative is as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2019	1,684,126	$8,508,764
Exercised	(1,418,369)	(4,636,317)
Change in fair value	—	(3,491,928)
Foreign exchange impact	—	150,709
As at December 31, 2020	265,757	$531,228
Exercised	(201,722)	(455,670)
Change in fair value	—	(17,117)
Foreign exchange impact	—	(2,424)
As at December 31, 2021	64,035	$56,017
In 2021, we received cash proceeds of US$181,550 (2020 - US$1,276,532; 2019 - US$2,642,082) with respect to the warrants exercised.

We use the Black-Scholes valuation model to estimate fair value. The expected volatility is based on the Company's common share historical volatility less an estimated market participant risk adjustment. The risk-free interest rate is based on U.S. Department of Treasury benchmark treasury yield rates with an approximate equivalent remaining term in effect at the time of valuation and the expected life represents the estimated length of time the warrants are expected to remain outstanding.

The estimated fair value of the warrant derivative at December 31 was determined using the following assumptions:

	2021	2020
Fair value per warrant	US$0.69	US$1.57
Underlying share price	US$1.39	US$2.38
Risk-free interest rate	0.39%	0.10%
Expected hold period to exercise	1.0 year	1.0 year
Expected share price volatility	90.00%	90.00%
Expected dividend yield	Nil	Nil